Leases - Summary of the maturity of the lease liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 613,914	₩ 623,339
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	567,257	583,953
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	35,319	27,961
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	11,338	11,425
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	42,714	32,063
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	35,167	26,601
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	6,908	4,999
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	639	463
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	38,975	37,419
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	36,612	34,980
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,705	1,851
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	658	588
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	55,224	51,903
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	51,621	48,209
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,380	2,543
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,223	1,151
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	91,199	91,491
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	83,202	84,706
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	5,559	4,566
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,438	2,219
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	330,407	336,171
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	305,694	315,267
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	18,333	13,910
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	6,380	6,994
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	55,395	74,292
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	54,961	74,190
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	434	92
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 0	₩ 10